Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Insurance service expenses		€ 4,565		€ 5,033
Net income / (expenses) on reinsurance held		372		588
Net reinsurance finance income / (expenses) on reinsurance held		332	[1]	267	[2]
Segment total [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Result before tax from continuing operations		601		570	[2]
Elimination of share in earnings of joint ventures and associates		(166)		(12)	[2]
Insurance service expenses		531		274	[2]
Net income / (expenses) on reinsurance held		(192)		(14)	[2]
Net fair value change of financial investments at FVPL, other than derivatives		(545)		(425)	[2]
Net fair value change of derivatives		0		(5)	[2]
Realized gains and losses on financial investments		(40)		30	[2]
Net fair value change on investments in real estate		1		(12)	[2]
Impairment (losses) / reversals		(20)		2	[2]
Insurance finance income / (expenses)		552		239	[2]
Net reinsurance finance income / (expenses) on reinsurance held		0		13	[2]
Fee and commission income		0		(6)	[2]
Commissions and expenses		63		48	[2]
Other income		(26)		0	[2]
Other charges		1		(3)	[2]
Effects related to discontinued operations		41		40	[2]
Operating result		804		741	[2]
Tax effect	[3]	(157)		(158)	[2]
Operating result after tax		€ 646		€ 583	[2]

[1]	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.
[2]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.
[3]	Tax effect was calculated using the respective operating segment’s statutory rate and presented on consolidated basis.